Loans (Activity Related To Accretable Yield Of Loans Acquired With Evidence Of Credit Quality Deterioration Since Origination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Bank Acquisitions [Member]
Loans [Line Items]
Accretable yield, beginning balance	$ 39,809
Acquisitions	29,447		45,615
Accretable yield amortized to interest income	(39,171)		(10,695)
Accretable yield amortized to indemnification asset	(37,888)
Reclassification from non-accretable difference	163,403	[1]
Increases in interest cash flows due to payments and changes in interest rates	17,520		4,889
Accretable yield, ending balance	173,120		39,809
Life Insurance Premium Finance Acquisition [Member]
Loans [Line Items]
Accretable yield, beginning balance	33,315		65,026
Accretable yield amortized to interest income	(22,109)		(43,931)
Reclassification from non-accretable difference	5,215	[1]	1,652	[1]
Increases in interest cash flows due to payments and changes in interest rates	2,440		10,568
Accretable yield, ending balance	$ 18,861		$ 33,315

[1]	Reclassification is the result of subsequent increases in expected principal cash flows.